 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Government Markets Income Trust - MGF

Report of the calendar month ending December 31,2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
12/10/02	Shares of beneficial interest	14,000	6.84	7.55	Merrill Lynch
12/12/02	Shares of beneficial interest	14,000	6.8579	7.53	Merrill Lynch
12/16/02	Shares of beneficial interest	16,000	6.894	7.51	Merrill Lynch
12/18/02	Shares of beneficial interest	16,000	6.8421	7.53	Merrill Lynch

Total Shares Repurchased: 60,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management